Other Operating Income (Expenses), Net	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other Operating Income (Expenses), Net
28.	OTHER OPERATING INCOME (EXPENSES), NET

	2019	2018	2017
Others operating income, net
Result on write-off of property, plant and equipment	6,098	1,188	(25,623)
ICMS-ST (b)	42,336	(27,126)	(33,784)
BNDES, FINAME and FINEP subsidy	-	-	29,976
Exclusion of ICMS from PIS/COFINS base (g)	52,631	57,242	197,230
PIS/COFINS credit (e)	42,983	-	-
Reversal of IPI – equal commercial rights	-	-	133,595
Sale of customer portfolio (c)	23,092	16,254	28,701
Tax contingencies	21,402	(706)	(38,765)
ICMS credit	-	2,290	7,785
Tax credits - taxation change (e)	-	23,677	-
Reintrega credits	-	3,058	-

Total Other operating income	188,542	75,877	299,115

Others expenses operating income, net
Crer para Ver (a)	(36,156)	(29,686)	(22,771)
Initial costs of acquisition of The Body Shop	-	-	(87,106)
Initial costs of acquisition of Avon (f)	(141,348)	-	-
Transformation Plan (d)	(51,520)	(98,465)	-
Other operating expenses	(8,829)	12,329	(37,550)

Total other operating expenses	(237,853)	(115,822)	(147,427)

Other operating income (expenses), net	(49,311)	(39,945)	151,688

a)	Allocation of operating profit from sales of “Crer para Ver” line of non-cosmetic products to Natura Institute, specifically directed to social projects for developing the quality of education.

b)
Refers to the requirement of ICMS tax substitution, for different states, see details in note 20. During 2019 fiscal year, provisions were reversed due to the revision of the likelihood of loss of certain States.

c)
Refers to the revenue from the sale of securities portfolio of customers past due over 180 days, net of legal costs with lawsuits filed by debtors against the company acquiring the portfolio. Proceeds from the sale of portfolio, as well as reimbursement of legal costs, are received after write-off
of overdue securities.

d)
Expenses related to the implementation of the transformation plan of The Body Shop, which is supported by five pillars, namely: (1) renewal of the brand; (2) optimization of retail operations; (3) improvement of omni-channel; (4) improvement of operating efficiency; and (5) redesign of the organization.

e)	Tax credits from prior periods related to the change in PIS and COFINS taxation in 2019.

f)	Refers to expenses related to the acquisition process of Avon, of which stand out: expenses with financial structuring (R$108,266), legal expenses (R$63,138) and regulatory expenses (R$40,891).

g)
The Company and its subsidiary Indústria e Comércio de Cosméticos Natura Ltda. are currently litigating the non-inclusion
of ICMS in the PIS and COFINS contributions calculation base. Since 2007, the Company is legally authorized to pay contributions excluding ICMS, but the balance ICMS has been provisioned for as Taxes Payable. On September 30, 2017, based on the conclusion from the judgment made by the Plenary Session of the Federal Supreme Court on the Extraordinary Appeal, with general repercussion in society, which ruled unconstitutional the inclusion of ICMS in the PIS and COFINS calculation base, the Company reverted the tax obligation. On December 31, 2019, the Company recognized principal credit of R$52,631, which is no longer a contingent asset, arising from the final and unappealable decision (see note 10).